Income Taxes (Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
U.S.	$ 220,685	$ 133,027	$ 217,673
Non-U.S.	17,722	21,019	665
Income before income taxes	$ 238,407	$ 154,046	$ 218,338